SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 1) (401(k) retirement savings plan, Unites states pension plan, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
401(k) retirement savings plan | Unites states pension plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan number of completed age of employee for qualification	21 years
Defined contribution plan with individual, requisite service period	1 year
Defined contribution plan, annual contribution by employee and participant, description	The Corporation is annually required to contribute 3% of eligible employees' salaries, plus the lesser of 3% of each participant's salary or 50% of each participant's contributions, to the plan.
Percentage of annual contribution of eligible employees' salaries	3.00%
Maximum percentage of each participant's salary for annual contribution	3.00%
Percentage of each participant's contributions	50.00%
Employer contributions	$ 297,000	$ 326,000	$ 300,000